UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
               WASHINGTON D.C. 20549
                      FORM 13F
                FORM 13F COVER PAGE
Report for the Calendar Year or Quarter ended:  3/31/2012
Check here if Amendment [ ];  Amendment Number:

This Amendment : [ ] is a restatement.
                 [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:     NELSON ROBERTS INVESTMENT ADVISORS, LLC
Address:  1950 University Avenue, Suite 202
          East Palo Alto, California 94303

13F File Number:   025-14154

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Brian Roberts
Title:    Manager
Phone:    650-322-4000
Signature, Place, and Date of Signing:
Brian Roberts /s/  East Palo Alto, CA  5/15/2012

Report Type (Check only one.):
[x]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager: 0

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 84
Form 13F Information Table Value Total: $155361



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    FORM 13F INFORMATION TABLE

                           TITLE OF                VALUE    SHARES/  SH/  PUT/  INVESTMT  OTHER   VOTING AUTHORITY
NAME OF ISSUER              CLASS        CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETN  MGRS    SOLE   SHARED  NONE
-------------------------- --------    ---------  --------  -------  ---  ----  --------  -----  ------- ------  ----

AT&T Corp                    COM       001957109    1073      34371   SH          SOLE             34371    0      0
Abbott Labs                  COM       002824100     288       4696   SH          SOLE              4696    0      0
Adobe Systems Inc            COM       00724F101    2927      85309   SH          SOLE             85309    0      0
Akamai Technologies          COM       00971T101    3814     103924   SH          SOLE            103924    0      0
Amazon Com Inc.              COM       023135106     188        930   SH          SOLE               930    0      0
American Express             COM       025816109     989      17100   SH          SOLE             17100    0      0
Invesco  Ltd                 COM       033203250    3481     130520   SH          SOLE            130520    0      0
Apple Computer               COM       037833100    1888       3149   SH          SOLE              3149    0      0
Automatic Data Processing    COM       053015103     341       6180   SH          SOLE              6180    0      0
BP PLC-Spons ADR             COM       055622104     204       4528   SH          SOLE              4528    0      0
Berkshire Hathaway Inc Class COM       084670207     101       1250   SH          SOLE              1250    0      0
BHP Billiton Ltd ADR         COM       088606108     121       1676   SH          SOLE              1676    0      0
Brown & Brown Inc            COM       115236101    2164      91018   SH          SOLE             91018    0      0
CVS Corporation              COM       126650100    1133      25300   SH          SOLE             25300    0      0
Cavium Networks, Inc.        COM       14964U108    1369      44245   SH          SOLE             44245    0      0
Chevron Corp.                COM       166764100    5315      49577   SH          SOLE             49577    0      0
Cisco Systems Inc.           COM       17275R102    4003     189283   SH          SOLE            189283    0      0
Coca-Cola                    COM       191216100    1095      14800   SH          SOLE             14800    0      0
Colgate Palmolive            COM       194162103    3371      34475   SH          SOLE             34475    0      0
Costco Wholesale Corp        COM       22160K105    4622      50908   SH          SOLE             50908    0      0
Danaher Corp Del             COM       235851102     868      15500   SH          SOLE             15500    0      0
Diageo PLC-SP ADR            COM       25243Q205    5700      59069   SH          SOLE             59069    0      0
Disney (Walt & Co.)          COM       254687106    2997      68457   SH          SOLE             68457    0      0
Dollar Tree, Inc             COM       256746108     463       4900   SH          SOLE              4900    0      0
Emerson Electric             COM       291011104    3780      72450   SH          SOLE             72450    0      0
Expeditors Intl Wash Inc     COM       302130109    3068      65955   SH          SOLE             65955    0      0
Express Scripts Inc          COM       302182100     618      11400   SH          SOLE             11400    0      0
Exxon Mobil  Corp            COM       30231G102    1098      12659   SH          SOLE        12659.4916    0      0
Gen-Probe Inc.               COM       36866T103    1641      24715   SH          SOLE             24715    0      0
General Electric             COM       369604103     353      17584   SH          SOLE             17584    0      0
Google Inc. - Cl A           COM       38259P508     708       1104   SH          SOLE              1104    0      0
Halliburton Co.              COM       406216101     100       3000   SH          SOLE              3000    0      0
Helmerich and Payne          COM       423452101     108       2000   SH          SOLE              2000    0      0
Hess Corporation             COM       42809H107    1697      28785   SH          SOLE             28785    0      0
Hewlett Packard              COM       428236103     617      25890   SH          SOLE             25890    0      0
Intel Corp.                  COM       458140100    2982     106066   SH          SOLE            106066    0      0
Int'l Business Machines      COM       459200101    2685      12867   SH          SOLE             12867    0      0
J.P.Morgan Chase & Co        COM       46625H100    1869      40658   SH          SOLE             40658    0      0
Lindsay Corporation          COM       535555106    3669      55359   SH          SOLE             55359    0      0
Lowes Companies  Inc.        COM       548661107     830      26463   SH          SOLE             26463    0      0
Rare Earth ETF               COM       57060U472    1107      64495   SH          SOLE             64495    0      0
McDonald's Corp              COM       580135101    1295      13196   SH          SOLE             13196    0      0
Medco Health Solutions Inc.  COM       58405U102     102       1446   SH          SOLE              1446    0      0
Medtronic Inc.               COM       585055106     188       4800   SH          SOLE              4800    0      0
Microsoft Corp               COM       594918104    3258     100996   SH          SOLE       100995.7819    0      0
Myriad Gentics               COM       62855J104    1960      82840   SH          SOLE             82840    0      0
National Oilwell Varco INC   COM       637071101     504       6345   SH          SOLE              6345    0      0
Novartis A G Spon ADR        COM       66987V109    2861      51642   SH          SOLE             51642    0      0
Nucor Corporation            COM       670346105    3146      73250   SH          SOLE             73250    0      0
Oracle Corp.                 COM       68389X105    3837     131578   SH          SOLE            131578    0      0
Paychex Inc.                 COM       704326107    4416     142505   SH          SOLE            142505    0      0
Pepsico Inc.                 COM       713448108     578       8710   SH          SOLE              8710    0      0
Power Integrations           COM       739276103    3435      92529   SH          SOLE             92529    0      0
Praxair Inc                  COM       74005P104    3210      27997   SH          SOLE             27997    0      0
Procter & Gamble Co.         COM       742718109     161       2397   SH          SOLE              2397    0      0
Qualcomm Inc                 COM       747525103     353       5181   SH          SOLE              5181    0      0
Royal Dutch Shell PLC        COM       780259107    3947      55880   SH          SOLE             55880    0      0
Schlumberger Ltd             COM       806857108    3779      54039   SH          SOLE             54039    0      0
Materials Select Sector SPDR COM       81369Y100     469      12680   SH          SOLE             12680    0      0
Healthcare SPDR              COM       81369Y209     814      21650   SH          SOLE             21650    0      0
Consumer Staples SPDR        COM       81369Y308     864      25346   SH          SOLE             25346    0      0
Consumer Disc SPDR           COM       81369Y407     513      11375   SH          SOLE             11375    0      0
Energy Select SPDR           COM       81369Y506     898      12519   SH          SOLE             12519    0      0
Financial Select Sector      COM       81369Y605     537      34010   SH          SOLE             34010    0      0
Industrial Sector SPDR       COM       81369Y704     870      23242   SH          SOLE             23242    0      0
Technology Sector SPDR       COM       81369Y803    2029      67278   SH          SOLE             67278    0      0
Utilities Sector SPDR        COM       81369Y886    4202     119903   SH          SOLE            119903    0      0
J.M. Smucker                 COM       832696405    3733      45887   SH          SOLE             45887    0      0
State Street Corp            COM       857477103     159       3500   SH          SOLE              3500    0      0
GOLD Trust ETF               COM       863307104    1276       7873   SH          SOLE              7873    0      0
Sun Hydraulics Corp          COM       866942105    2209      84450   SH          SOLE           84450.5    0      0
TJX Companies Inc.           COM       872540109    2817      70943   SH          SOLE             70943    0      0
Thermo Fisher Scientific     COM       883556102    2849      50531   SH          SOLE             50531    0      0
3M Company                   COM       88579Y101    3079      34512   SH          SOLE             34512    0      0
Tocqueville Gold Fund        COM       888894862     121       1710   SH          SOLE            1709.8    0      0
Travelers Companies  Inc.    COM       89417E109    2435      41139   SH          SOLE             41139    0      0
US Bancorp                   COM       902973304    1197      37775   SH          SOLE             37775    0      0
US Bank PFD                  PFD       902973882     121       4500   SH          SOLE              4500    0      0
United Parcel Service        COM       911312106    2629      32565   SH          SOLE             32565    0      0
Varian Medical Systems Inc.  COM       92220P105    3637      52744   SH          SOLE             52744    0      0
Verizon Communications       COM       92343V104    4536     118658   SH          SOLE            118658    0      0
Walgreen Co                  COM       931422109     537      16042   SH          SOLE             16042    0      0
Wells Fargo Cap PFD 7.875%   PFD       94985V202     234       9000   SH          SOLE              9000    0      0
Whole Foods Market           COM       966837106     121       1450   SH          SOLE              1450    0      0
